Intangible assets, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Balance	$ 2,616,484
Balance	2,742,971	$ 2,616,484
Concession Assets
Disclosure of detailed information about intangible assets [line items]
Balance	2,608,095
Balance	2,730,527	2,608,095
Goodwill.
Disclosure of detailed information about intangible assets [line items]
Balance	5,733
Balance	9,543	5,733
Patent intellectual property rights and others
Disclosure of detailed information about intangible assets [line items]
Balance	2,656
Balance	2,901	2,656
Cost
Disclosure of detailed information about intangible assets [line items]
Balance	3,884,701	4,134,263
Acquisition of business	5,164	63
Acquisitions	84,076	129,092
Impairment	(371)	(62,268)
Disposals	(486)	(1,134)
Transfer to property plant and equipment	36	40
Transfer from property plant and equipment	(38)	(10)
Translation differences and inflation adjustment	302,531	(315,282)
Balance	4,275,613	3,884,701
Cost | Concession Assets
Disclosure of detailed information about intangible assets [line items]
Balance	3,855,479	4,057,431
Acquisitions	83,225	128,516
Impairment	(319)	(26,362)
Disposals	(138)	(1,134)
Transfer		(297)
Transfer to property plant and equipment	36
Transfer from property plant and equipment	(38)	(10)
Translation differences and inflation adjustment	305,013	(302,665)
Balance	4,243,258	3,855,479
Cost | Goodwill.
Disclosure of detailed information about intangible assets [line items]
Balance	5,733	55,506
Acquisition of business	4,501
Impairment	(35,906)	(35,906)
Translation differences and inflation adjustment	(691)	(13,867)
Balance	9,543	5,733
Cost | Patent intellectual property rights and others
Disclosure of detailed information about intangible assets [line items]
Balance	23,489	21,326
Acquisition of business	663
Acquisitions	851	576
Impairment	(52)
Disposals	(348)
Transfer		297
Transfer to property plant and equipment		40
Translation differences and inflation adjustment	(1,791)	1,250
Balance	22,812	23,489
Depreciation.
Disclosure of detailed information about intangible assets [line items]
Balance	1,268,217
Balance		(1,132,142)
Disposals	386	208
Transfer from property plant and equipment	27	32
Amortization of the year	147,012	187,352
Translation differences and inflation adjustment	117,772	(51,101)
Balance		1,268,217
Balance	(1,532,642)
Depreciation. | Concession Assets
Disclosure of detailed information about intangible assets [line items]
Balance	1,247,384
Balance		(1,114,090)
Disposals	38	208
Transfer from property plant and equipment	27	32
Amortization of the year	145,993	186,165
Translation differences and inflation adjustment	119,365	(52,695)
Balance		1,247,384
Balance	(1,512,731)
Depreciation. | Patent intellectual property rights and others
Disclosure of detailed information about intangible assets [line items]
Balance	20,833
Balance		(18,052)
Disposals	348
Amortization of the year	1,019	1,187
Translation differences and inflation adjustment	(1,593)	1,594
Balance		$ 20,833
Balance	$ (19,911)